Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost:
Raw materials	$ 514	$ 6
Work-in-progress	206
Finished goods	312
Inventories	$ 1,032	$ 6